Shareholder Report, Line Graph (Details) 74200026800_Franklin Mutual Quest Fund_Class Z_TSR Annual {Class Z} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name											Class ZBlended Benchmark
Accumulated Value	$ 15,964	$ 14,672	$ 13,277	$ 14,255	$ 12,776	$ 13,015	$ 11,579	$ 12,470	$ 11,626	$ 10,000	$ 18,779
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	24,769	21,082	17,252	21,133	17,828	15,335	12,113	13,372	10,786	10,000	$ 30,302
Blended Benchmark [Member]
Account Value [Line Items]
Accumulated Value	19,351	17,503	15,605	16,928	14,488	14,267	11,932	12,992	11,381	10,000	$ 22,649
MSCI World Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Value Index-NR
Accumulated Value	20,010	17,951	16,098	17,221	14,122	14,288	11,736	13,154	11,233	10,000	$ 24,171
Bloomberg U.S. Corporate High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Corporate High Yield Index
Accumulated Value	$ 17,326	$ 16,014	$ 14,116	$ 15,895	$ 15,098	$ 14,095	$ 12,330	$ 12,592	$ 11,713	$ 10,000	$ 18,820